INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 111,990,145	$ 78,759,610
Business combination				11,064,908
Purchases of the period			144,999,639	138,186,645
Production costs			12,981,672	14,596,888
Foreign currency translation			(28,273)	(246,484)
Subtotal			269,943,183	242,361,567
Inventories as of the end of the period	$ (109,616,865)	$ (107,544,430)	(109,616,865)	(107,544,430)
Cost of sales	$ 88,710,537	$ 59,141,259	$ 160,326,318	$ 134,817,137